Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Accrued research and development	$ 442,520	$ 424,595	$ 968,130
Accrued professional fees	56,530		16,200
Accrued consulting fees	5,300	51,995	18,392
Accrued compensation	272,381	54,325
Accrued directors’ fees	52,500	26,250
Accrued royalties		25,000
Accrued legal fees	39,650	13,500
Accrued franchise taxes	800	800	300
Accrued expenses	$ 869,681	596,465	1,049,910
Accrued legal costs		13,500	46,888
Accrued royalties		$ 25,000